Share capital - Additional Information (Details)		1 Months Ended	3 Months Ended					6 Months Ended
	Jan. 08, 2021 USD ($) shares	Mar. 12, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Jun. 30, 2021 CAD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Feb. 08, 2021 USD ($)	Jan. 01, 2021 shares	Dec. 31, 2020 shares	Dec. 21, 2020 USD ($)	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Shares issued pursuant to exercise of warrants			$ 404,354		$ 16,801,135	$ 110,246
Shares issued for stock option exercised			50,329		449,459	5,501
Net loss for the period			$ (11,447,385)		$ (180,664)	$ (9,338,299)	$ (1,418,829)		$ (11,628,049)	$ (10,757,128)
Weighted average number of common shares outstanding | shares			112,962,128			46,036,494		108,301,375	108,301,375	41,543,016
Stock-based compensation expense			$ 1,720,483			$ 1,021,818			$ 3,183,349	$ 2,906,388
Share issue related cost			2,887				$ 51,913
Stock options
Disclosure of classes of share capital [line items]
Maximum number of common shares reserved for issuance | shares								30,000,000	30,000,000
Stock options exercisable period								10 years	10 years
Stock Option Exercise Period Not Later Than Ninety Days								90 days	90 days
Weighted average share price, share options granted | $ / shares									$ 2.65	$ 0.00
Stock-based compensation expense			$ 1,453,594			1,021,818			$ 2,649,540	$ 2,906,388
Consultant [Member]
Disclosure of classes of share capital [line items]
Number of common shares issued | shares	6,741,420	13,624,075
Investors [Member]
Disclosure of classes of share capital [line items]
Maximum aggregate offering price											$ 100,000,000			$ 100,000,000
Employee Stock Options Exercise [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuing shares	$ 46,558,988
Share issue related cost		$ 99,999,996
RSUs
Disclosure of classes of share capital [line items]
Stock-based compensation expense						$ 0		$ 266,889	$ 533,809	$ 0
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued | shares			113,040,021					113,040,021	113,040,021				89,309,563
Number of shares outstanding | shares			113,040,021	112,929,422	112,929,422	63,182,739	37,056,874	113,040,021	113,040,021	63,182,739		89,309,563	89,309,563		37,049,374
Shares issued pursuant to exercise of warrants			$ 404,354		$ 16,802,299	$ 110,246
Number of shares issued for stock option exercised | shares			21,825		1,058,724	25,000
Shares issued for stock option exercised			$ 104,301		$ 727,253	$ 9,538
Shares issued pursuant to exercise of warrants (in shares) | shares			88,774		2,195,640	187,500
Proceeds from issuing shares	$ 1,258,122	$ 2,702,209
Share issue related cost			$ 2,887				$ 51,913
Share capital | Investors One [Member]
Disclosure of classes of share capital [line items]
Shares issued pursuant to exercise of warrants			$ 50,329	$ 449,459
Number of shares issued for stock option exercised | shares			21,825	1,058,724
Shares issued for stock option exercised			$ 288,099	$ 4,726,428
Shares issued pursuant to exercise of warrants (in shares) | shares			88,774	2,195,640